FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLES
FINANCING RECEIVABLES

NOTE F. FINANCING RECEIVABLES

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2017	2016
Current
Net investment in sales-type and direct financing leases	$2,900	$2,909
Commercial financing receivables	11,596	9,706
Client loan and installment payment receivables (loans)	7,226	6,390

Total	$21,721	$19,006

Noncurrent
Net investment in sales-type and direct financing leases	$4,320	$3,950
Client loan and installment payment receivables (loans)	5,230	5,071

Total	$9,550	$9,021

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $630 million and $585 million at December 31, 2017 and 2016, respectively, and is reflected net of unearned income of $535 million and $513 million, and net of the allowance for credit losses of $103 million and $133 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2017, expressed as a percentage of the total, are approximately: 2018, 43 percent; 2019, 27 percent; 2020, 18 percent; 2021, 9 percent; and 2022 and beyond, 3 percent.

Commercial financing receivables, net of allowance for credit losses of $21 million and $28 million at December 31, 2017 and 2016, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan and installment payment receivables (loans), net of allowance for credit losses of $211 million and $276 million at December 31, 2017 and 2016, respectively, are loans that are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years.

The allowance for credit losses at December 31, 2016 reflected a write-off in the fourth quarter of $188 million of previously reserved customer accounts as a result of recent experience and history across the portfolio, particularly in China. Of this total, $30 million was in Americas, $33 million was in EMEA and $125 million was in Asia Pacific and $73 million and $115 million was in lease receivables and loan receivables, respectively.

Client loan and installment payment financing contracts are priced independently at competitive market rates. The company has a history of enforcing these financing agreements.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $773 million and $689 million at December 31, 2017 and 2016, respectively. These borrowings are included in note J, “Borrowings,” on pages 112 to 115.

The company did not have any financing receivables held for sale as of December 31, 2017 and 2016.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding commercial financing receivables and other miscellaneous financing receivables at December 31, 2017 and 2016. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into three classes: Americas, EMEA and Asia Pacific. This portfolio segmentation was changed from growth markets and major markets in 2017 as the company no longer manages the business under those market delineations. There was no impact to segment reporting or the company’s Consolidated Financial Statements.

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific	Total
Financing receivables
Lease receivables	$3,911	$1,349	$1,333	$6,593
Loan receivables	6,715	3,597	2,354	12,667
Ending balance	$10,626	$4,946	$3,687	$19,259
Collectively evaluated for impairment	$10,497	$4,889	$3,604	$18,990
Individually evaluated for impairment	$129	$57	$83	$269
Allowance for credit losses
Beginning balance at January 1, 2017
Lease receivables	$54	$4	$76	$133
Loan receivables	169	18	89	276

Total	$223	$22	$165	$410

Write-offs	(51)	(1)	(85)	(137)
Recoveries	1	1	0	2
Provision	(8)	29	(4)	16
Other	7	11	6	24
Ending balance at December 31, 2017	$172	$61	$82	$314
Lease receivables	$63	$9	$31	$103
Loan receivables	$108	$52	$51	$211
Collectively evaluated for impairment	$43	$15	$6	$64
Individually evaluated for impairment	$128	$46	$76	$250

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific	Total
Financing receivables
Lease receivables	$3,830	$1,171	$1,335	$6,336
Loan receivables	6,185	3,309	2,243	11,737
Ending balance	$10,015	$4,480	$3,578	$18,073
Collectively evaluated for impairment	$9,847	$4,460	$3,419	$17,726
Individually evaluated for impairment	$168	$20	$159	$347
Allowance for credit losses
Beginning balance at January 1, 2016
Lease receivables	$52	$17	$143	$213
Loan receivables	122	55	200	377

Total	$175	$72	$343	$590

Write-offs	(36)	(48)	(154)	(237)
Recoveries	2	0	0	2
Provision	65	(1)	(6)	58
Other	17	(1)	(18)	(3)
Ending balance at December 31, 2016	$223	$22	$165	$410
Lease receivables	$54	$4	$76	$133
Loan receivables	$169	$18	$89	$276
Collectively evaluated for impairment	$62	$13	$15	$90
Individually evaluated for impairment	$161	$9	$150	$320

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2017 and 2016.

($ in millions)

At December 31:	2017	2016
Americas	$22	$23
EMEA	14	2
Asia Pacific	3	14

Total lease receivables	$38	$40

Americas	$71	$128
EMEA	59	5
Asia Pacific	9	12

Total loan receivables	$138	$145

Total receivables	$177	$185

Impaired Receivables

The company considers any receivable with an individually evaluated reserve as an impaired receivable. Depending on the level of impairment, receivables will also be placed on a non-accrual status. The following tables present impaired receivables at December 31, 2017 and 2016. This presentation includes both loan and lease receivables.

($ in millions)

	Recorded	Related
At December 31, 2017:	Investment	Allowance
Americas	$129	$128
EMEA	57	46
Asia Pacific	83	76

Total	$269	$250

($ in millions)

	Recorded	Related
At December 31, 2016:	Investment	Allowance
Americas	$168	$161
EMEA	20	9
Asia Pacific	159	150

Total	$347	$320

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2017:	Investment	Recognized	Basis
Americas	$158	$0	$—
EMEA	33	0	—
Asia Pacific	122	0	—

Total	$312	$0	$—

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2016:	Investment	Recognized	Basis
Americas	$160	$0	$—
EMEA	56	0	—
Asia Pacific	290	0	—

Total	$505	$0	$—

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit rating.

The tables present the net recorded investment for each class of receivables, by credit quality indicator, at December 31, 2017 and 2016. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$422	$49	$68
A1–A3	855	190	544
Baa1–Baa3	980	371	337
Ba1–Ba2	730	448	184
Ba3–B1	443	192	89
B2–B3	367	77	64
Caa–D	51	13	18

Total	$3,847	$1,340	$1,302

Loan Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$724	$129	$120
A1–A3	1,469	502	961
Baa1–Baa3	1,683	982	596
Ba1–Ba2	1,253	1,186	325
Ba3–B1	760	508	157
B2–B3	630	204	113
Caa–D	88	34	31

Total	$6,607	$3,545	$2,303

At December 31, 2017, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (33 percent), Government (15 percent), Manufacturing (13 percent), Services (13 percent), Retail (8 percent), Communications (7 percent), Healthcare (6 percent) and Other (6 percent).

Lease Receivables

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$447	$51	$53
A1–A3	782	113	486
Baa1–Baa3	772	366	330
Ba1–Ba2	822	350	185
Ba3–B1	574	208	106
B2–B3	297	71	84
Caa–D	83	9	15

Total	$3,776	$1,167	$1,259

Loan Receivables

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$712	$143	$90
A1–A3	1,246	318	832
Baa1–Baa3	1,230	1,032	565
Ba1–Ba2	1,309	987	316
Ba3–B1	914	585	182
B2–B3	472	201	143
Caa–D	133	25	25

Total	$6,016	$3,291	$2,154

At December 31, 2016, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (34 percent), Government (14 percent), Manufacturing (13 percent), Services (12 percent), Retail (8 percent), Communications (7 percent), Healthcare (6 percent) and Other (6 percent).

Past Due Financing Receivables

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2017:	>90 Days (1)	Receivables	Receivables	Receivables	Accruing(2)
Americas	$30	$29	$3,852	$3,911	$197
EMEA	3	5	1,340	1,349	5
Asia Pacific	5	28	1,301	1,333	23

Total lease receivables	$37	$62	$6,493	$6,593	$225

Americas	$39	$96	$6,581	$6,715	$254
EMEA	12	35	3,551	3,597	17
Asia Pacific	3	46	2,305	2,354	12

Total loan receivables	$53	$176	$12,437	$12,667	$283

Total	$91	$239	$18,930	$19,259	$508

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days.

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2016:	>90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Americas	$17	$20	$3,793	$3,830	$66
EMEA	2	10	1,159	1,171	6
Asia Pacific	12	59	1,264	1,335	40
Total lease receivables	$31	$89	$6,216	$6,336	$111

Americas	$19	$90	$6,075	$6,185	$80
EMEA	5	5	3,299	3,309	15
Asia Pacific	6	87	2,150	2,243	46

Total loan receivables	$31	$182	$11,524	$11,737	$141

Total	$62	$271	$17,740	$18,073	$253

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days.

Troubled Debt Restructurings

The company did not have any significant troubled debt restructurings for the years ended December 31, 2017 and 2016.